Share-Based Compensation (Changyou 2008 Share Incentive Plan, After Initial Public Offering, Narrative ) (Details) - Changyou's 2008 Share Incentive Plan after Initial Public Offering [Member] - Class A restricted share units [Member] - Executive officers other than former CEO and certain non-executive employees [Member] - USD ($)
$ in Millions
12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Accumulated shares/restricted share units granted	1,807,552
Vesting period commencing on grant date	4 years
Share-based compensation expense	$ (0.2)	$ 1.3	$ 1.5
Unrecognized compensation expenses	$ 0.1
Weighted average period over which unrecognized compensation expected to be recognized	10 months 10 days
Fair value of restricted stock units, vested	$ 1.1	$ 1.1	$ 5.5